Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment useful life	20 years
Income tax description	On December 22, 2017 the U.S. enacted the Tax Cuts and Jobs Act (“the Tax Act”) which significantly changed U.S. tax law. The Tax Act lowered the Company’s statutory federal income tax rate from a maximum of 39% to a rate of 21% effective January 1, 2018.
Statutory federal income tax rate	21.00%	21.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Statutory federal income tax rate	39.00%